DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS	12 Months Ended
Dec. 31, 2018
DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS
DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS

17. DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Deposit of interests from consumers and payable to financing partners	1,076,096	512,569
Less: current portion	(732,273)	(482,827)
Non-current portion	343,823	29,742

The Group facilitates loans extended by third-party financing partners to consumers through online platform. The third-party financing partners provide all the funds for the consumer loans, while the Group provides services to facilitate such financing transactions, including collection of interests deposit from the consumers at inception. The interest deposit normally approximates all the interest throughout the life of the loan. The balance represents the interests deposit from the consumers and subsequently payable to the financing partners. Since the second quarter of 2018, the Group have ceased the practice of collecting interest on behalf of the financing partners, and the down payments made by the consumers no longer include deposits of interest.